Loans and Allowance for Loan Losses (Detail Textuals)		3 Months Ended		12 Months Ended
		Mar. 31, 2017 Loan	Mar. 31, 2016	Dec. 31, 2017 USD ($) Contract Loan	Dec. 31, 2016 USD ($) Contract Loan
Loans and Leases Receivable Disclosure [Line Items]
Carrying amount of loans pledged as collateral to the Federal Home Loan Bank				$ 476,300,000
Look back period				5 years
Impaired loans individually evaluated for impairment				$ 10,356,000	$ 9,144,000
Impaired loans were evaluated based on the fair value of the loan's collateral				7,000,000	4,500,000
Specific allowance related to impaired loans				1,333,000	1,080,000
Impaired Financing Receivable, with No Related Allowance, Recorded Investment				$ 2,433,000	$ 2,114,000
Impaired loans required no reserve allocation, percentage				23.00%	23.00%
Interest income recognized on impaired loans				$ 256,000	$ 285,000
Troubled debt restructurings				6,400,000	6,300,000
Amount of specific reserves related to TDRs which were allocated to the allowance for loan losses				$ 577,000	$ 410,000
Number of contracts modified | Contract	[1]			6	7
Number of contracts defaulted within twelve months of its modification | Contract				1	3
Number of loan charged off | Loan				1	2
Number of loan settled through insurance | Loan		1
Minimum
Loans and Leases Receivable Disclosure [Line Items]
Look back period			3 years
Maximum
Loans and Leases Receivable Disclosure [Line Items]
Look back period			5 years
Consumer
Loans and Leases Receivable Disclosure [Line Items]
Impaired loans individually evaluated for impairment				$ 176,000	$ 89,000
Performing TDRs
Loans and Leases Receivable Disclosure [Line Items]
Troubled debt restructurings				4,700,000	5,700,000
Nonperforming TDRs
Loans and Leases Receivable Disclosure [Line Items]
Troubled debt restructurings				$ 1,700,000	$ 619,000

[1]	The amounts reported post-modification are inclusive of all partial pay-downs and charge-offs, and no portion of the debt was forgiven. Loans modified as a TDR that were fully paid down, charged-off, or foreclosed upon during the period ended are not reported.